Financial risk management objectives and policies - Summary of contractual undiscounted cash flows (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	$ 99,889,798	$ 2,892,500
Maturity up to one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	96,048,810	1,836,079
Maturity after one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	3,840,988	1,056,421
Accounts payable, accruals and other payables [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	19,615,435	1,414,995
Accounts payable, accruals and other payables [Member] | Maturity up to one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	19,615,435	1,414,995
Accounts payable, accruals and other payables [Member] | Maturity after one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	0	0
Interest Bearing Loans [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	397,985
Interest Bearing Loans [Member] | Maturity up to one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	60,440
Interest Bearing Loans [Member] | Maturity after one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	337,545
Convertible Notes [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	74,606,482
Convertible Notes [Member] | Maturity up to one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	74,606,482
Convertible Notes [Member] | Maturity after one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	0
Loan From Related Party [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	478,764
Loan From Related Party [Member] | Maturity up to one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	478,764
Loan From Related Party [Member] | Maturity after one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	0
Lease liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	4,791,132	1,477,505
Lease liabilities [member] | Maturity up to one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	1,287,689	421,084
Lease liabilities [member] | Maturity after one year
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liquidity risk	$ 3,503,443	$ 1,056,421